Class A Common Stock Subject to Possible Redemption - Additional Information (Details)	Sep. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares
Temporary Equity [Line Items]
Preferred stock, shares authorized	43,701,622	43,574,629	38,024,488
Class A common stock subject to possible redemption, par value per share | $ / shares		$ 0.00001	$ 0.00001
Class A common stock subject to possible redemption, outstanding (in shares)	42,383,516	42,383,516	36,366,705
Seven Oaks Acquisition Corp
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)		25,875,000
Class A Common Stock Subject to Redemption | Seven Oaks Acquisition Corp
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, par value per share | $ / shares		$ 25,875,000
Class A common stock subject to possible redemption, outstanding (in shares)	25,875,000	25,875,000
Class A Common Stock Not Subject to Redemption | Seven Oaks Acquisition Corp
Temporary Equity [Line Items]
Preferred stock, shares authorized	380,000,000	380,000,000
Class A common stock subject to possible redemption, par value per share | $ / shares	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, votes per share | Vote | Vote	1	1